UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/12

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited)

Franklin California Insured Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 92.9%				
California 92.9%				
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38	$	9,000,000	$	9,575,640
ABAG Finance Authority for Nonprofit Corps. COP, Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24		5,000,000		5,019,050
[a]ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home, Refunding, Series A, California Mortgage Insured, 5.00%,				
4/01/32		3,500,000		3,944,675
4/01/42		1,120,000		1,214,214
ABAG Finance Authority for Nonprofit Corps. Revenue,				
Casa De Las Campanas, California Mortgage Insured, 6.00%, 9/01/37		11,000,000		12,575,090
Channing House, California Mortgage Insured, 6.00%, 5/15/30		8,495,000		9,750,816
Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage Insured, 5.375%, 11/15/25		5,145,000		5,153,644
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26		2,750,000		2,755,418
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero cpn., 8/01/25		9,045,000		4,574,509
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to 10/01/12,				
5.25% thereafter, 10/01/21		64,660,000		72,379,757
5.45% thereafter, 10/01/25		25,000,000		27,711,250
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/27		3,035,000		1,563,055
Alhambra USD, GO, Refunding, Series A, AGMC Insured, 5.00%, 8/01/29		7,300,000		8,643,638
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,				
8/01/32		3,355,000		1,320,092
8/01/33		3,610,000		1,335,989
2/01/34		3,345,000		1,188,780
Alvord USD, GO, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32		9,070,000		9,936,366
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40		7,500,000		9,054,300
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29		5,000,000		5,198,100
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36		3,130,000		3,560,876
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34		4,315,000		4,324,061
Atascadero USD, GO, Election of 2010, Series A, AGMC Inured, 5.00%, 8/01/40		6,235,000		6,796,212
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45		4,620,000		5,355,966
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39		1,880,000		2,094,508
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38		10,000,000		10,451,300
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32		10,430,000		11,524,211
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25		4,000,000		4,007,480
Baldwin Park USD, GO,				
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28		5,810,000		2,500,101
Election of 2006, AGMC Insured, 5.00%, 8/01/31		5,440,000		5,854,419
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,				
5.75%, 8/01/36		6,200,000		7,044,378
zero cpn., 8/01/40		11,000,000		2,558,710
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35		5,090,000		5,716,070
Beverly Hills PFA Water Revenue, Refunding, Second Series A, 5.00%, 6/01/37		5,735,000		6,806,986
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/02/32		3,790,000		4,083,005
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32		10,705,000		11,373,634
California Community College Financing Authority Lease Revenue,				
Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31		880,000		880,607
Sequoias and Kern, AGMC Insured, 5.00%, 6/01/30		2,330,000		2,577,819
Sequoias and Kern, AGMC Insured, 5.125%, 6/01/35		1,250,000		1,377,463
California Educational Facilities Authority Revenue, Stanford University, Refunding, Series U-2, 5.00%, 10/01/32		50,000,000		69,865,500
California Health Facilities Financing Authority Revenue,				
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38		7,000,000		7,419,440
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26		5,000,000		5,851,600
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25		895,000		896,772
Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28		15,400,000		15,413,860
Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28		2,950,000		2,959,647
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28		5,000,000		5,003,200
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32		2,000,000		2,010,460
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42		15,000,000		16,153,200

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	11,699,588
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage Insured,		
5.875%, 5/15/29	2,895,000	3,234,410
6.125%, 5/15/39	5,830,000	6,426,176
California Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	2,176,326
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,954,400
California State Department of Water Resources Water System Revenue, Central Valley Project,		
Series AC, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	40,000	44,046
Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	25,000	28,098
California State GO,		
NATL Insured, 6.00%, 8/01/16	210,000	213,988
NATL Insured, 6.00%, 10/01/21	65,000	66,826
Refunding, 5.125%, 6/01/31	295,000	295,463
Refunding, NATL Insured, 5.00%, 8/01/29	730,000	731,139
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,350,000	1,360,355
California State Local Government Finance Authority Revenue, Marin Valley Mobile Country Club Park Acquisition Project, Senior, Series A, AGMC Insured, 5.80%, 10/01/20	3,770,000	3,783,647
California State Public Works Board Lease Revenue,		
Department of Mental Health Hospital, Series A, AMBAC Insured, 5.00%, 12/01/21	4,100,000	4,189,175
Department of Mental Health Hospital, Series A, AMBAC Insured, 5.00%, 12/01/26	5,675,000	5,796,502
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	10,000,000	11,323,700
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/34	20,125,000	22,442,394
California State University Revenue, Systemwide, Series A,		
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,485,750
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/33	22,000,000	22,082,500
California Statewide CDA,		
COP, NATL Insured, 5.00%, 4/01/18	3,000,000	3,001,110
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	4,055,000	4,062,218
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.90%, 7/20/39	13,475,000	13,518,928
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,014,000
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,785,000	2,788,648
California Statewide CDA Revenue,		
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	17,000,000	17,990,590
California Endowment, 5.00%, 7/01/33	18,460,000	18,952,882
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,060,800
Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,744,572
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, 5.05%, 10/01/28	7,825,000	8,405,693
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	20,000,000	24,681,800
Refunding, California Mortgage Insured, 5.00%, 8/01/21	2,035,000	2,064,935
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,871,200
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,247,700
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC Insured, 5.00%, 10/01/32	9,320,000	9,338,547
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,		
10/01/34	14,000,000	15,605,240
10/01/41	3,880,000	4,271,182
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,110,690
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,857,765
Central USD, GO, Election of 2008, Series A, Assured Guaranty,		
5.50%, 8/01/29	3,000,000	3,471,840
5.625%, 8/01/33	3,500,000	4,009,775
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,176
Coachella Valley USD, GO,		
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	2,316,320
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	2,167,200
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	1,711,800
Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	1,934,700
Election of 2005, Series D, AGMC Insured, 5.00%, 8/01/37	7,000,000	7,780,290
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,696,800
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,		
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,570,237
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,231,090

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Colton Joint USD, GO,		
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	3,447,942
Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	11,938,294
Compton USD, GO, Election of 2002, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/29	2,000,000	2,153,900
Corona-Norco USD, GO,		
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	850,122
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,525,423
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,642,321
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	2,763,441
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	3,433,558
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,404,120
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,500,950
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,706,210
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,467,327
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,940,300
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,702,021
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,315,800
Discovery Bay PFA Enterprise Revenue, Water and Wastewater Projects, 5.00%, 12/01/42	4,000,000	4,469,240
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,808,440
El Rancho USD, GO, AGMC Insured, 5.00%, 8/01/27	4,500,000	5,149,620
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	8,208,368
Escondido UHSD, COP, AGMC Insured, 5.00%,		
6/01/33	3,500,000	3,815,595
6/01/37	2,500,000	2,673,650
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,580,390
Fairfield Suisun USD, GO, Election of 2002, NATL Insured, 5.00%, 8/01/25	4,185,000	4,429,278
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	5,000,000	5,051,500
Fontana USD, GO,		
Refunding, Series A, AGMC Insured, 5.25%, 8/01/28	7,000,000	7,466,130
Series A, AGMC Insured, 5.25%, 8/01/27	6,700,000	7,170,072
Foothill/Eastern Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/17	20,000,000	15,813,000
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/18	25,000,000	18,679,750
Capital Appreciation, Refunding, NATL Insured, zero cpn., 1/15/19	5,970,000	4,213,865
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	65,586,491
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,804,685
Fowler USD, GO,		
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	631,566
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	578,613
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	4,040,115
Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	5,967,034
Fresno USD, GO, Refunding,		
Series A, AGMC Insured, 5.00%, 8/01/25	5,000,000	5,767,250
Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,510,772
Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,648,270
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/23	3,030,000	2,026,434
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,014,350
Grossmont UHSD, GO,		
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,121,852
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,637,510
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,656,026
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,094,160
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn., 8/01/38	9,875,000	1,859,956
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured, 5.125%, 10/01/32	19,815,000	19,853,837
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,180,780
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,		
5.125%, 10/01/32	1,690,000	1,886,023
5.25%, 10/01/39	7,590,000	8,381,637
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,		
8/01/25	3,045,000	3,915,261
8/01/29	3,075,000	4,104,571
Jurupa Community Services District Special Tax, CFD No. 2, Series A, NATL Insured, 5.00%, 9/01/32	7,000,000	7,013,860
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,359,440
Kern High School District GO, AGMC Insured, ETM, 6.625%,		
8/01/14	1,535,000	1,710,328

8/01/15	1,400,000	1,643,936
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,608,472
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	2,059,644
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,565,900
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,698,200
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	2,078,816
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,		
8/01/25	5,495,000	3,101,048
7/01/26	5,965,000	3,231,419
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,663,318
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,317,623
Live Oak School District COP, Assured Guaranty,		
5.50%, 8/01/29	1,245,000	1,435,821
5.875%, 8/01/34	2,270,000	2,615,608
5.875%, 8/01/39	2,750,000	3,125,568
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,999,148
Lodi USD, GO, Refunding, AGMC Insured, 5.00%,		
8/01/28	2,000,000	2,316,060
8/01/29	2,000,000	2,301,440
Lodi USD School Facilities ID No. 1 GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	1,000,000	1,078,490
Long Beach Bond Finance Authority Lease Revenue, Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31	10,500,000	10,519,740
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment Projects, Series A, AMBAC Insured, 5.00%,		
8/01/25	7,015,000	7,014,930
8/01/31	3,135,000	3,023,582
Los Angeles Community College District GO, Series B, AGMC Insured, 5.00%, 8/01/27	4,000,000	4,134,880
Los Angeles COP, Municipal Improvement Corp. of Los Angeles, Program AW Certificates, AMBAC Insured, 5.00%, 6/01/27	5,895,000	5,971,753
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport, senior bond, Series D, 5.00%, 5/15/40	30,000,000	33,666,600
Los Angeles Department of Water and Power Revenue, Power System, Series B, AGMC Insured, 5.00%, 7/01/35	5,000,000	5,127,050
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	585,000	585,497
Los Angeles USD, GO,		
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,651,350
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,646,550
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,555,566
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%, 6/01/26	10,000,000	10,244,600
Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, AGMC Insured, 5.85%, 9/01/18	1,765,000	1,792,993
Marin Municipal Water District COP, Financing Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/29	1,200,000	1,296,948
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty, 5.00%, 10/01/40	5,115,000	5,465,633
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	8,256,675
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,460,000	2,478,032
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,962,413
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,510,700
Moorpark USD,		
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,455,051
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,332,151
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	4,000,000	4,342,400
Mount Diablo USD, GO, Election of 2002, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/25	6,025,000	6,239,550
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,468,576
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	2,055,639
Oceanside COP, AMBAC Insured, 5.20%, 4/01/23	2,500,000	2,530,125
Oceanside USD, GO, Capital Appreciation, Election of 2008,		
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,660,050
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	2,847,969
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	2,003,750
Orange County Sanitation District COP,		
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/33	8,000,000	8,316,720
Series B, AGMC Insured, 5.00%, 2/01/37	25,000,000	27,215,500
Paramount USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,057,435
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,		
8/01/22	1,900,000	1,259,206
8/01/23	1,985,000	1,245,647
8/01/24	2,075,000	1,234,355
8/01/25	2,170,000	1,209,341
8/01/26	2,265,000	1,194,697

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, 5.00%, 8/01/24	6,000,000	6,765,300
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,750,000	3,819,562
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,339,040
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,260,035
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,413,280
Pomona USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,372,117
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	17,662,080
Poway RDA Tax Allocation,		
Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,208,057
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,226,090
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding, AGMC Insured, 5.25%, 9/01/20	2,500,000	2,506,250
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.875%, 8/01/37	24,000,000	26,861,520
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	3,378,900
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,773,244
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL RE, FGIC Insured,		
5.00%, 8/01/37	3,620,000	3,609,538
Pre-Refunded, 5.00%, 8/01/37	1,380,000	1,544,606
Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured, 5.00%, 9/01/25	5,675,000	5,763,303
Sacramento Area Flood Control Agency Special Assessment,		
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,541,350
Subordinated, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	675,000	677,741
Sacramento City USD, GO, Refunding, AGMC Insured, 5.00%, 7/01/31	14,030,000	15,853,198
Sacramento County Airport System Revenue, Senior Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	18,383,990
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,876,974
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	28,405,000	18,563,520
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,017,520
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,		
8/01/26	3,530,000	1,918,131
2/01/27	1,850,000	964,220
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,752,169
San Joaquin Delta Community College District GO, Election of 2004,		
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	3,665,098
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	4,993,435
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	548,116
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	5,119,444
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	6,591,839
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	18,076,807
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	12,859,614
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	9,945,990
San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27	10,000,000	10,026,900
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,500,000	3,510,465
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,009,922
San Juan USD, GO,		
Election of 1998, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/28	5,115,000	5,317,503
Election of 2002, BHAC Insured, 5.00%, 8/01/31	5,000,000	5,257,850
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	16,899,715
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	3,665,632
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30	5,790,000	6,125,936
San Ysidro School District COP, School Facilities Project, AGMC Insured, 5.00%, 9/01/38	2,800,000	3,003,448
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	8,608,538
Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27	5,555,000	5,599,940
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	12,109,435
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%, 7/01/33	11,050,000	11,462,496
Santa Rita USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%, 8/01/32	6,160,000	6,569,702
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	1,085,000	1,173,243
Santee School District GO, Election of 2006,		
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,398,213
Series B, Assured Guaranty, 5.00%, 8/01/33	1,260,000	1,371,964
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,070,790
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,581,957

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,		
9/01/35	2,000,000	2,152,680
9/01/40	1,500,000	1,588,290
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,502,039
Sonoma CDA Tax Allocation, Redevelopment Project, Refunding, Assured Guaranty, 5.00%, 12/01/30	3,795,000	4,184,595
Southern California Public Power Authority Revenue, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	19,000,000	19,676,590
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,752,500
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured,		
5.00%, 8/01/24	3,005,000	3,022,369
zero cpn., 8/01/28	2,340,000	1,033,555
zero cpn., 8/01/29	2,440,000	1,013,478
zero cpn., 8/01/30	2,550,000	994,857
zero cpn., 8/01/31	2,660,000	971,858
Stanislaus USD, GO, Election of 2008,		
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,721,215
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,769,988
Stanton RDA Tax Allocation, Consolidated Redevelopment Project, Series A, AGMC Insured, 5.00%, 12/01/40	6,020,000	6,487,513
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,445,790
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	15,208,650
Susanville PFAR, Utility Enterprises Project, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/36	3,230,000	3,464,078
Sweetwater UHSD, GO, Election of 2006, Series A, BHAC Insured, 5.00%, 8/01/38	14,980,000	16,236,822
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,		
5.00%, 9/01/30	1,255,000	1,384,980
5.375%, 9/01/37	5,000,000	5,476,300
Tustin CRDA Tax Allocation, Housing, AGMC Insured,		
5.00%, 9/01/30	2,125,000	2,338,924
5.25%, 9/01/39	3,250,000	3,529,955
Union Elementary School District GO, Capital Appreciation,		
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,347,980
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,487,385
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	3,522,461
University of California Revenue, Limited Project,		
Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	7,152,189
Series G, 5.00%, 5/15/37	20,000,000	23,138,400
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured, 5.00%, 9/01/31	5,095,000	5,098,974
Val Verde USD,		
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,389,463
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	720,760
Vista USD, GO,		
Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	4,008,004
Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	2,606,514
Series A, AGMC Insured, 5.25%, 8/01/25	5,000,000	5,019,750
Washington Township Health Care District Revenue, Refunding,		
5.00%, 7/01/18	2,000,000	2,006,780
5.125%, 7/01/23	450,000	451,584
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	2,757,532
West Basin Municipal Water District COP, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/24	2,500,000	2,598,975
West Contra Costa USD, GO,		
Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,335,000
Election of 2010, Series A, AGMC Insured, 5.25%, 8/01/41	12,500,000	14,148,375
Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,878,150
West Hills Community College District School Facilities ID No. 1 GO, Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/37	2,250,000	2,448,405
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%, 8/01/41	4,000,000	4,783,400
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	6,002,603
West Sacramento Financing Authority Water Revenue, AGMC Insured, 5.00%,		
10/01/31	7,160,000	8,176,004
10/01/34	7,190,000	8,092,992
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,063,920
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District Improvement, Assured Guaranty,		
5.50%, 9/01/34	1,750,000	1,957,463
5.625%, 9/01/39	2,500,000	2,774,950

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2012 (unaudited) *(continued)*

	Principal Amount	Value
Westlands Water District Revenue COP,		
NATL Insured, 5.00%, 9/01/29	11,775,000	11,913,356
Series A, NATL Insured, 5.00%, 9/01/37	4,340,000	4,505,094
Wiseburn School District GO, Election of 2010,		
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,528,506
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	11,470,400
Woodland Finance Authority Wastewater Revenue, second senior lien, NATL Insured, 5.00%, 3/01/35	2,590,000	2,665,706
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	5,229,087
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%, 8/01/32	5,000,000	5,621,850
Total Municipal Bonds before Short Term Investments (Cost $1,971,410,047)		2,162,521,457
Short Term Investments 4.4%		
Municipal Bonds 4.4%		
California 4.4%		
[b]California Infrastructure and Economic Development Bank Revenue, Contemporary Jewish Museum, Daily VRDN and Put, 0.20%, 12/01/36	4,670,000	4,670,000
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding,		
Series C, Daily VRDN and Put, 0.20%, 11/01/26	16,400,000	16,400,000
Series F, Daily VRDN and Put, 0.16%, 11/01/26	15,100,000	15,100,000
[b]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.16%, 7/01/23	38,900,000	38,900,000
[b]California State GO,		
Kindergarten, Series A3, Daily VRDN and Put, 0.18%, 5/01/34	2,600,000	2,600,000
Series A-2, Daily VRDN and Put, 0.16%, 5/01/33	2,500,000	2,500,000
[b]California Statewide CDA Revenue, John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.20%, 8/15/27	4,900,000	4,900,000
[b]Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.18%, 7/01/34	8,100,000	8,100,000
[b]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.15%, 7/01/35	4,500,000	4,500,000
[b]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding,		
Series A, Daily VRDN and Put, 0.20%, 12/01/36	2,840,000	2,840,000
Series E, Weekly VRDN and Put, 0.17%, 12/01/40	1,000,000	1,000,000
[b]Tahoe Forest Hospital District Revenue, Health Facility, Daily VRDN and Put, 0.20%, 7/01/33	1,300,000	1,300,000
Total Short Term Investments (Cost $102,810,000)		102,810,000
Total Investments (Cost $2,074,220,047) 97.3%		2,265,331,457
Other Assets, less Liabilities 2.7%		63,595,018
Net Assets 100.0%		$ 2,328,926,475

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

ABAG	- The Association of Bay Area Governments
AD	- Assessment District
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CDA	- Community Development Authority/Agency
CFD	- Community Facilities District
COP	- Certificate of Participation
CRDA	- Community Redevelopment Authority/Agency
ETM	- Escrow to Maturity
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Authority/Agency
FNMA	- Federal National Mortgage Association

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

GNMA	- Government National Mortgage Association
GO	- General Obligation
ID	- Improvement District
MFHR	- Multi-Family Housing Revenue
NATL	- National Public Financial Guarantee Corp.
NATL RE	- National Public Financial Guarantee Corp. Reinsured
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFA	- Public Financing Authority
PFAR	- Public Financing Authority Revenue
RDA	- Redevelopment Agency/Authority
SFMR	- Single Family Mortgage Revenue
UHSD	- Unified/Union High School District
USD	- Unified/Union School District
XLCA	- XL Capital Assurance

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.8%				
California 92.5%				
ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15	$	1,435,000	$	1,437,009
[a]ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home, Refunding, Series A, California Mortgage Insured, 5.00%,				
4/01/23		1,000,000		1,177,930
4/01/24		1,000,000		1,168,120
ABAG Finance Authority for Nonprofit Corps. Revenue,				
Channing House, California Mortgage Insured, 5.00%, 5/15/20		2,000,000		2,283,660
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22		6,520,000		7,451,969
San Diego Hospital Assn., Series C, 5.125%, 3/01/18		1,705,000		1,812,245
San Diego Hospital Assn., Series C, 5.25%, 3/01/19		2,315,000		2,459,919
ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14		270,000		277,876
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17		10,000,000		8,417,200
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22		4,065,000		2,653,835
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24		5,265,000		2,942,872
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%, 11/01/21		1,080,000		1,167,469
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,				
[a]5.00%, 4/01/22		15,000,000		18,800,100
[a]5.00%, 4/01/24		2,500,000		3,084,775
Series F, 5.00%, 4/01/24		3,000,000		3,411,090
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,				
9/01/26		1,000,000		1,032,980
9/01/28		2,000,000		2,064,960
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,				
8/01/15		4,600,000		4,366,596
8/01/16		4,670,000		4,322,552
California Community College Financing Authority Lease Revenue, Coast Community College, Series A, 5.00%, 6/01/26		1,220,000		1,393,850
California Educational Facilities Authority Revenue, San Francisco University, 5.00%, 10/01/21		3,000,000		3,555,630
California Health Facilities Financing Authority Revenue,				
Catholic Healthcare West, Series K, 5.125%, 7/01/22		14,515,000		15,756,468
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19		2,000,000		2,231,140
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24		2,000,000		2,319,200
The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13		1,200,000		1,202,976
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13		1,815,000		1,831,244
Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14		1,635,000		1,648,407
Providence Health and Services, Series C, 5.75%, 10/01/19		1,440,000		1,771,042
Providence Health and Services, Series C, 6.00%, 10/01/20		1,500,000		1,850,715
Scripps Health, Series A, 5.00%, 10/01/22		4,600,000		5,302,880
Stanford Hospital Clinics, Series B, 4.00%, 8/15/21		2,235,000		2,582,744
Stanford Hospital Clinics, Series B, 5.00%, 8/15/23		1,500,000		1,827,525
California Infrastructure and Economic Development Bank Revenue,				
Broad Museum Project, Series A, 5.00%, 6/01/21		5,000,000		6,273,150
J. Paul Getty Trust, Refunding, Series A, Sub Series A-1, 5.00%, 10/01/23		5,000,000		6,583,700
California Municipal Finance Authority COP, Community Hospitals of Central California,				
5.00%, 2/01/18		4,390,000		4,934,140
5.00%, 2/01/19		3,860,000		4,344,391
5.00%, 2/01/20		1,600,000		1,769,520
5.00%, 2/01/21		1,600,000		1,755,072
Refunding, 5.00%, 2/01/14		1,765,000		1,840,630
Refunding, 5.00%, 2/01/17		4,025,000		4,440,420
Refunding, 5.00%, 2/01/19		2,590,000		2,818,412
California State Department of Water Resources Power Supply Revenue,				
Power Supply, Refunding, Series H, AGMC Insured, 5.00%, 5/01/22		5,000,000		5,924,150
Power Supply, Series H, AGMC Insured, 5.00%, 5/01/17		10,420,000		12,445,440
Refunding, Series H, 5.00%, 5/01/22		7,400,000		8,767,742
Refunding, Series L, 5.00%, 5/01/22		12,000,000		14,718,120
Refunding, Series N, 5.00%, 5/01/21		10,845,000		13,709,924

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

California State Department of Water Resources Water System Revenue, Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26	5,000,000	5,931,350
California State Economic Recovery GO, Series A,		
5.00%, 7/01/15	6,115,000	6,609,031
Pre-Refunded, 5.00%, 7/01/15	4,555,000	4,927,189
California State Educational Facilities Authority Revenue,		
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,789,600
University Southern California, Refunding, Series A, 5.00%, 10/01/23	10,000,000	12,890,600
California State GO,		
5.25%, 6/01/16	515,000	519,187
Refunding, 5.00%, 11/01/12	150,000	150,497
Refunding, 5.00%, 2/01/22	15,000,000	18,353,850
Refunding, 5.25%, 9/01/22	16,330,000	20,544,446
Refunding, NATL Insured, 5.00%, 2/01/18	5,000	5,017
California State Health Facilities Financing Authority Revenue, Marshall Medical Center, Refunding, Series A, California Mortgage Insured, 5.00%,		
11/01/19	1,355,000	1,613,141
11/01/20	1,395,000	1,660,999
11/01/21	1,180,000	1,400,318
11/01/22	1,535,000	1,819,343
California State Municipal Finance Authority Revenue,		
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,500,000	1,773,645
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,735,935
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,258,576
California State Public Works Board Lease Revenue,		
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,895,450
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,256,650
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,328,167
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,796,080
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	8,053,675
Series D, 5.00%, 9/01/25	2,920,000	3,422,882
Series D, 5.00%, 9/01/26	4,650,000	5,381,631
Trustees of California State University, Series J, 5.50%, 11/01/25	4,725,000	5,585,422
Trustees of California State University, Series J, 5.50%, 11/01/26	1,000,000	1,178,570
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,769,296
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,752,175
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,575,450
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	17,013,194
California State University Revenue, Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,992,000
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,530,690
California Statewide CDA Revenue,		
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	11,428,600
Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13	1,000,000	1,032,340
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,335,760
Health Facility, Los Angeles Jewish Home for the Aging, California Mortgage Insured, 5.00%, 11/15/18	3,000,000	3,073,650
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,707,520
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	3,260,000	3,866,882
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,405,000	3,977,585
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,450,000	4,060,270
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,343,100
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,515,041
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,115,783
Viewpoint School, ACA Insured, Pre-Refunded, 4.50%, 10/01/17	460,000	497,909
Viewpoint School, ACA Insured, Pre-Refunded, 4.75%, 10/01/18	480,000	521,938
Carson RDA, Tax Allocation Housing, Series A, 5.00%,		
10/01/22	1,975,000	2,084,099
10/01/23	2,135,000	2,239,615
10/01/24	2,245,000	2,338,033
10/01/25	1,700,000	1,758,854
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero cpn., 8/01/22	10,445,000	7,513,611
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	970,000	981,824
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/17	5,235,000	4,810,337
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	7,956,081

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Conejo Valley USD, GO, Election of 1998,		
Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,288,425
Series D, NATL RE, FGIC Insured, 4.50%, 8/01/19	4,000,000	4,152,120
Corona-Norco USD,		
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,513,954
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,663,346
GO, Capital Appreciation Bonds, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	3,494,062
PFA Special Tax Revenue, Series A, 5.25%, 9/01/25	2,235,000	2,282,606
Cupertino USD, GO, Refunding, 5.00%, 8/01/22	1,690,000	2,067,969
Desert Sands USD,		
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,334,906
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,405,305
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,		
8/01/20	2,800,000	3,403,512
8/01/21	2,140,000	2,533,182
8/01/22	3,090,000	3,609,707
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,708,371
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	640,000	671,238
Folsom PFA Special Tax Revenue,		
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,090,666
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,139,970
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,094,560
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,387,767
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,448,275
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,505,896
Foothill/Eastern Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, 5.875%, 1/15/26	1,765,000	1,833,253
Capital Appreciation, Refunding, zero cpn., 1/15/22	30,345,000	17,583,714
Refunding, NATL Insured, 5.00%, 1/15/16	1,000,000	1,002,000
Fremont USD Alameda County GO, Refunding, 5.00%, 8/01/23	5,000,000	6,352,600
Fresno Joint Powers Financing Authority Lease Revenue, Master Lease Projects, Series A,		
5.25%, 4/01/22	1,030,000	1,116,469
5.50%, 4/01/23	1,070,000	1,166,749
5.625%, 4/01/24	1,110,000	1,210,943
5.75%, 4/01/25	1,100,000	1,192,785
Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project, Refunding, AMBAC Insured, 4.25%, 10/01/13	2,025,000	2,063,394
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1, 5.00%, 9/02/26	500,000	517,010
Irvine USD Financing Authority Special Tax, Series A,		
4.70%, 9/01/15	1,040,000	1,079,312
4.80%, 9/01/17	1,325,000	1,371,985
4.875%, 9/01/18	1,490,000	1,542,284
5.00%, 9/01/20	1,095,000	1,132,723
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,421,433
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	5,000,000	5,249,900
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,377,350
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%, 8/15/20	20,000,000	22,888,200
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,241,600
Los Angeles County MTA Sales Tax Revenue, Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	18,288,600
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%, 10/01/22	2,750,000	3,431,175
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,736,212
Los Angeles USD,		
COP, 5.00%, 12/01/20	3,830,000	4,514,191
GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,839,284
GO, Refunding, NATL Insured, 5.25%, 7/01/13	3,500,000	3,630,865
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,744,759
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,914,680
GO, Refunding, Series A-2, 5.00%, 7/01/21	10,000,000	12,413,600
GO, Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,382,050
GO, Series D, 5.00%, 7/01/27	3,410,000	3,935,958
GO, Series I, 5.00%, 7/01/18	5,000,000	6,085,650
Los Angeles Wastewater System Revenue, Refunding, Sub Series B, 5.00%, 6/01/23	6,000,000	7,575,600

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,		
3.90%, 11/15/36	3,440,000	3,646,882
3.95%, 11/15/36	1,330,000	1,413,005
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14, 5.375% thereafter, 8/01/26	5,000,000	5,372,200
Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series C, 5.00%,		
10/01/25	7,580,000	9,521,465
10/01/26	8,010,000	9,979,098
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,		
8/01/18	1,455,000	1,191,354
8/01/19	1,480,000	1,145,328
Moreno Valley USD, GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	4,461,525
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,171,200
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,496,880
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,		
9/01/20	1,225,000	1,398,227
9/01/22	1,495,000	1,700,189
9/01/24	1,810,000	2,013,227
9/01/25	1,000,000	1,102,650
New Haven USD, GO, Capital Appreciation Bonds, Refunding, AGMC Insured, zero cpn.,		
8/01/22	11,750,000	8,038,645
8/01/23	3,200,000	2,079,616
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,		
5.00%, 7/01/23	2,000,000	2,283,140
5.25%, 7/01/24	2,000,000	2,301,820
Oakland USD Alameda County GO, 6.50%, 8/01/23	2,200,000	2,593,228
Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,		
4.60%, 8/15/14	1,000,000	1,006,760
4.75%, 8/15/15	1,000,000	1,007,060
4.90%, 8/15/16	1,285,000	1,293,854
Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,		
4.90%, 8/15/17	1,000,000	1,015,330
5.10%, 8/15/18	1,000,000	1,015,300
Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,		
4.70%, 8/15/18	1,765,000	1,785,298
4.80%, 8/15/19	1,945,000	1,966,706
4.85%, 8/15/20	2,000,000	2,021,820
Orange County Sanitation District Wastewater Revenue, Wastewater, Refunding, Series A, 5.00%, 2/01/24	5,180,000	6,464,951
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding, 5.00%, 9/02/26	1,045,000	1,139,625
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%, 4/01/23	7,690,000	7,845,415
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD, 5.00%,		
9/02/28	1,000,000	1,107,040
9/02/29	1,280,000	1,409,190
Palo Verde Community College District COP, AMBAC Insured, 5.00%,		
1/01/22	1,015,000	1,092,089
1/01/23	1,065,000	1,142,457
1/01/24	1,070,000	1,145,071
Perris UHSD Financing Authority Revenue,		
5.50%, 9/01/27	1,270,000	1,311,885
5.625%, 9/01/29	1,375,000	1,419,894
Special Tax, 5.25%, 9/01/25	1,005,000	1,037,984
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	1,000,000	1,086,350
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,		
7/01/16	1,420,000	1,586,523
7/01/21	1,695,000	1,827,464
Rancho Santiago Community College District GO, Refunding, 5.00%, 9/01/26	9,790,000	11,945,856
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,026,920
Richmond Joint Powers Financing Authority Revenue,		
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,327,640
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,635,604
Lease, Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,313,487
Multiple Redevelopment Projects, Series B, ETM, 5.35%, 5/15/13	375,000	386,445

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/18	1,540,000	1,679,632
Riverside County RDA Tax Allocation,		
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	1,045,000	1,190,318
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,158,681
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,369,036
Sacramento County COP, Refunding,		
5.375%, 2/01/23	3,400,000	3,755,538
5.50%, 2/01/25	3,770,000	4,206,981
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,665,288
Sacramento MUD Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	12,056,300
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,100,550
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	8,886,960
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,043,760
San Francisco City and County Airports Commission International Airport Revenue,		
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	6,160,793
Refunding, Second Series, Governmental Purpose, 5.00%, 5/01/26	2,700,000	3,238,623
Refunding, Series G, 5.00%, 5/01/23	4,970,000	5,979,109
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,635,388
San Francisco City and County GO, Clean and Safe Parks, Series B, 4.75%, 6/15/19	2,610,000	3,223,663
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,747,510
San Francisco City and County Redevelopment Financing Authority Tax Allocation,		
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,145,690
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,130,487
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,133,210
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,125,580
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,618,195
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,713,804
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,180,230
San Joaquin County COP, General Hospital Project, Refunding, NATL Insured, 5.00%, 9/01/17	1,000,000	1,003,190
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,		
5.60%, 1/15/16	3,000,000	3,176,070
NATL Insured, zero cpn., 1/15/26	19,000,000	9,520,710
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,		
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,289,770
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	7,999,440
San Ramon Valley USD, GO, Refunding, 5.00%,		
8/01/22	5,000,000	6,357,750
8/01/23	2,500,000	3,125,575
8/01/24	2,805,000	3,459,378
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,		
8/01/19	1,325,000	1,487,419
8/01/20	1,510,000	1,683,816
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,628,200
Santa Ana USD, GO,		
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	3,018,844
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,297,640
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A,		
5.00%, 9/01/25	1,000,000	1,034,620
5.00%, 9/01/26	1,000,000	1,034,290
5.00%, 9/01/27	1,000,000	1,033,400
5.125%, 9/01/28	1,060,000	1,095,054
5.25%, 9/01/29	1,000,000	1,032,620
Sonoma Marin Area Rail Transportation District Measure Q Sales Tax Revenue, Series A, 5.00%, 3/01/25	13,410,000	16,205,583
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 5.25%, 9/01/24	3,500,000	3,868,480
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%, 9/01/16	920,000	943,478
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,762,225
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,863,810
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,793,300
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,		
9/01/24	1,000,000	1,121,930
9/01/25	1,000,000	1,118,970
University of California Revenues,		
General, Series U, 5.00%, 5/15/19	4,060,000	5,041,383

Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,937,063
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,347,817
West Kern Community College District COP, AMBAC Insured,		
5.00%, 11/01/20	1,015,000	1,101,732
5.00%, 11/01/21	1,065,000	1,137,782
5.00%, 11/01/22	1,115,000	1,185,947
5.125%, 11/01/23	1,170,000	1,244,880
5.125%, 11/01/24	1,230,000	1,304,870
Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn.,		
8/01/24	7,755,000	4,350,943
8/01/26	10,045,000	4,917,630
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,580,452
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,		
5.00%, 9/01/15	1,080,000	1,145,038
5.25%, 9/01/20	1,325,000	1,387,487
		1,059,294,451
U.S. Territories 5.3%		
Guam 0.2%		
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,560,486
Puerto Rico 5.1%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,788,775
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,469,050
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,350,000
Series WW, 5.375%, 7/01/23	5,000,000	5,464,700
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	5,245,050
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	13,419,931
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	9,205,360
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.00%, 8/01/24	10,000,000	11,128,200
		58,071,066
Total U.S. Territories		60,631,552
Total Municipal Bonds before Short Term Investments (Cost $1,037,447,854)		1,119,926,003
Short Term Investments 3.2%		
Municipal Bonds 3.2%		
California 3.2%		
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.20%, 11/01/26	16,100,000	16,100,000
[b]California State Economic Recovery GO, Series C-3, Daily VRDN and Put, 0.16%, 7/01/23	3,250,000	3,250,000
[b]California State GO, Kindergarten, Series B3, Daily VRDN and Put, 0.16%, 5/01/34	975,000	975,000
[b]California Statewide CDA Revenue, John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.18%, 8/15/36	900,000	900,000
[b]Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding, Series A1, Weekly VRDN and Put, 0.19%, 7/01/31	1,095,000	1,095,000
[b]Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.18%, 7/01/34	6,500,000	6,500,000
[b]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.15%, 7/01/35	8,100,000	8,100,000
Total Short Term Investments (Cost $36,920,000)		36,920,000
Total Investments (Cost $1,074,367,854) 101.0%		1,156,846,003
Other Assets, less Liabilities (1.0)%		(11,985,593)
Net Assets 100.0%		$ 1,144,860,410

[a] A portion or all of the security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
ACA - American Capital Access Holdings Inc.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
MUD - Municipal Utility District
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority
RDA - Redevelopment Agency/Authority
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited)

Franklin California Tax-Exempt Money Fund		Principal Amount		Value
Investments 100.0%				
Municipal Bonds 100.0%				
California 100.0%				
[a]California Educational Facilities Authority Revenue,				
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.13%, 10/01/14	$	5,800,000	$	5,800,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.13%, 10/01/15		7,240,000		7,240,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.13%, 10/01/17		7,000,000		7,000,000
Various, California Institute of Technology, Refunding, Series A, Weekly VRDN and Put, 0.15%, 10/01/36		1,100,000		1,100,000
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.14%, 10/01/36		20,850,000		20,850,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.13%, 10/01/22		3,300,000		3,300,000
[a]California Health Facilities Financing Authority Revenue,				
Children's Hospital, Series D, Weekly VRDN and Put, 0.16%, 11/01/34		6,100,000		6,100,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.18%, 3/01/47		6,725,000		6,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.14%, 3/01/47		13,000,000		13,000,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.20%, 7/01/41		17,300,000		17,300,000
[a]California HFAR,				
MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.18%, 4/01/43		6,325,000		6,325,000
MFH III, Refunding, Series F, Weekly VRDN and Put, 0.16%, 2/01/32		6,145,000		6,145,000
MFH III, Series D, Weekly VRDN and Put, 0.17%, 2/01/31		8,300,000		8,300,000
[a]California Infrastructure and Economic Development Bank Revenue,				
American National Red Cross, Refunding, Weekly VRDN and Put, 0.16%, 9/01/34		4,800,000		4,800,000
The J. Paul Getty Trust, Refunding, Series A-2, Daily VRDN and Put, 0.16%, 10/01/47		21,240,000		21,240,000
[a]California PCFA, PCR,				
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.10%, 4/01/17		9,850,000		9,850,000
Exxon Project, Refunding, Daily VRDN and Put, 0.10%, 12/01/12		3,300,000		3,300,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.20%, 11/01/26		12,700,000		12,700,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.16%, 11/01/26		3,100,000		3,100,000
California State Department of Water Resources Water Revenue, TECP,				
0.14%, 10/10/12		8,094,000		8,093,919
0.15%, 11/06/12		8,559,000		8,559,000
[a]California State Economic Recovery GO,				
Series C-2, Daily VRDN and Put, 0.16%, 7/01/23		1,900,000		1,900,000
Series C-3, Daily VRDN and Put, 0.16%, 7/01/23		700,000		700,000
Series C-4, Daily VRDN and Put, 0.16%, 7/01/23		13,150,000		13,150,000
California State GO,				
[a]Kindergarten, Series A2, Daily VRDN and Put, 0.16%, 5/01/34		4,645,000		4,645,000
[a]Kindergarten, Series A3, Daily VRDN and Put, 0.18%, 5/01/34		10,770,000		10,770,000
RAN, Series A-2, 2.50%, 6/20/13		6,000,000		6,088,278
[a]Series A-2, Daily VRDN and Put, 0.16%, 5/01/33		9,775,000		9,775,000
[a]Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.14%, 5/01/40		9,800,000		9,800,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,				
Series A, Daily VRDN and Put, 0.17%, 11/01/35		4,200,000		4,200,000
Series B, Daily VRDN and Put, 0.18%, 11/01/35		17,500,000		17,500,000
[a]California Statewide CDA Revenue,				
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.18%, 8/15/36		7,250,000		7,250,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.20%, 8/15/27		7,700,000		7,700,000
Livermore Valley Performing Arts Center Project, Weekly VRDN and Put, 0.15%, 12/01/36		11,485,000		11,485,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.17%, 7/01/37		8,825,000		8,825,000
[a]East Bay MUD Water System Revenue, Refunding, Series A, Weekly VRDN and Put, 0.14%, 6/01/38		20,820,000		20,820,000
Elk Grove USD, GO, TRAN, 3.00%, 10/01/12		10,000,000		10,000,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.25%, 6/01/30		1,800,000		1,800,000
[a]Irvine 1915 Act Special Assessment,				
Limited Obligation, AD No. 94-13, Daily VRDN and Put, 0.17%, 9/02/22		1,219,000		1,219,000
Limited Obligation, AD No. 97-16, Daily VRDN and Put, 0.17%, 9/02/22		3,000,000		3,000,000
Limited Obligation Improvement, AD No. 94-15, Refunding, Daily VRDN and Put, 0.17%, 9/02/20		1,141,000		1,141,000
Limited Obligation Improvement, AD No. 97-17, Daily VRDN and Put, 0.17%, 9/02/23		7,900,000		7,900,000
[a]Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.20%, 10/01/41		3,650,000		3,650,000
[a]Irvine Ranch Water District Special Assessment, Consolidated, ID, Nos. 105 230 and 250, Weekly VRDN and Put, 0.13%, 8/01/16		1,000,000		1,000,000
Los Angeles County GO, TRAN, Series C, 2.00%, 6/28/13		13,000,000		13,173,320

Franklin California Tax-Free Trust
Statement of Investments, September 30, 2012 (unaudited) *(continued)*

[a]Los Angeles County Housing Authority MFHR,		
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.17%, 12/01/32	6,300,000	6,300,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.17%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR,		
Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.18%, 4/01/31	11,875,000	11,875,000
Series A, FHLMC Insured, Weekly VRDN and Put, 0.17%, 7/01/14	4,500,000	4,500,000
[a]Los Angeles Department of Water and Power Revenue,		
Power System, Refunding, Series A, Sub Series A-3, Weekly VRDN and Put, 0.15%, 7/01/35	1,750,000	1,750,000
Power System, Refunding, Series A, Sub Series A-6, Weekly VRDN and Put, 0.14%, 7/01/35	6,100,000	6,100,000
Power System, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.15%, 7/01/34	4,800,000	4,800,000
Power System, Series B, Sub Series B-7, Weekly VRDN and Put, 0.17%, 7/01/34	10,000,000	10,000,000
Water System, Refunding, Series B, Sub Series B-4, Weekly VRDN and Put, 0.16%, 7/01/35	17,350,000	17,350,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.15%, 7/01/35	3,600,000	3,600,000
[a]Los Angeles Wastewater System Revenue, Refunding,		
Series A, Weekly VRDN and Put, 0.18%, 6/01/28	6,100,000	6,100,000
Series B, Weekly VRDN and Put, 0.17%, 6/01/28	4,300,000	4,300,000
[a]Metropolitan Water District of Southern California Water Revenue,		
Refunding, Series B-3, Daily VRDN and Put, 0.15%, 7/01/35	4,700,000	4,700,000
Special, Refunding, Series A, Weekly VRDN and Put, 0.16%, 10/01/29	13,200,000	13,200,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.17%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue,		
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.18%, 11/15/28	5,600,000	5,600,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.17%, 11/15/28	2,670,000	2,670,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured, Weekly VRDN and Put, 0.18%, 12/01/27	4,045,000	4,045,000
[a]Sacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding, Series A, Daily VRDN and Put, 0.20%, 12/01/36	3,595,000	3,595,000
[a]San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.17%, 8/01/36	4,210,000	4,210,000
[a]San Diego County Regional Transportation Commission Revenue, Limited Tax, Refunding, Series D, Weekly VRDN and Put, 0.16%, 4/01/38	10,100,000	10,100,000
[a]San Jose Financing Authority Lease Revenue, Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.15%, 6/01/27	8,915,000	8,915,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B, Weekly VRDN and Put, 0.19%, 11/15/25	20,635,000	20,635,000
[a]Santa Clara County Multi Family Revenue, Grove Gardens, Housing, Refunding, Series A, Weekly VRDN and Put, 0.16%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,		
Series A, Weekly VRDN and Put, 0.13%, 6/01/26	10,600,000	10,600,000
Series C, Weekly VRDN and Put, 0.15%, 6/01/26	6,285,000	6,285,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.16%, 7/15/29	9,400,000	9,400,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.16%, 4/01/27	3,730,000	3,730,000
[a]Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital Inc., Refunding, Series A, Weekly VRDN and Put, 0.16%, 6/01/36	6,000,000	6,000,000
Total Investments (Cost $567,729,517) 100.0%		567,729,517
Other Assets, less Liabilities 0.0%[†]		199,637
Net Assets 100.0%		$ 567,929,154

[†] Rounds to less than 0.1% of net assets.

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
AD - Assessment District
CDA - Community Development Authority/Agency
COP - Certificate of Participation
FHLMC - Federal Home Loan Mortgage Corp.

FNMA	- Federal National Mortgage Association
GO	- General Obligation
HFAR	- Housing Finance Authority Revenue
ID	- Improvement District
MF	- Multi-Family
MFH	- Multi-Family Housing
MFHR	- Multi-Family Housing Revenue
MFMR	- Multi-Family Mortgage Revenue
MFR	- Multi-Family Revenue
MUD	- Municipal Utility District
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PFAR	- Public Financing Authority Revenue
RAN	- Revenue Anticipation Note
TECP	- Tax-Exempt Commercial Paper
TRAN	- Tax and Revenue Anticipation Note
USD	- Unified/Union School District

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California Insured Tax-Free Income Fund		Franklin California Intermediate-Term Tax-Free Income Fund	
Cost of investments	$	2,073,218,887	$	1,074,101,476
Unrealized appreciation	$	192,587,433	$	82,837,825
Unrealized depreciation		(474,863)		(93,298)
Net unrealized appreciation (depreciation)	$	192,112,570	$	82,744,527

At September 30, 2012, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2012, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer - Finance and Administration

Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date November 27, 2012

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date November 27, 2012